GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares of the

Goldman Sachs Alternative Premia Fund and Goldman Sachs Managed Futures Strategy Fund

(together, the “Funds”)

Supplement dated July 14, 2021 to the

Summary Prospectuses (“Multi-Class Summaries”) and Statutory Prospectus

(“Multi-Class Prospectus”) (with respect to Class A, Class C, Institutional, Investor,

Class R and Class R6 Shares); the Summary Prospectuses (“Class P Summaries”

and, together with the Multi-Class Summaries, the “Summary Prospectuses”),

Statutory Prospectus (“Class P Prospectus” and, together with the

Multi-Class Prospectus, the “Prospectuses”) (with respect to Class P Shares);

and the Statement of Additional Information (“SAI”),

each dated April 30, 2021

The Board of Trustees of Goldman Sachs Trust recently approved a change to the Funds’ benchmark indices from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index (with respect to the Alternative Premia Fund) and the ICE Bank of America Merrill Lynch U.S. Dollar One-Month LIBOR Constant Maturity Index (with respect to the Managed Futures Strategy Fund) to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. This change will be effective July 29, 2021 (the “Effective Date”). Accordingly, on the Effective Date, the Funds’ Prospectuses, Summary Prospectuses and SAI are revised as follows:

The following replaces the last paragraph under the “Goldman Sachs Alternative Premia Fund—Summary—Principal Strategy” section in the Funds’ Prospectuses and the “Principal Strategy” section in the Alternative Premia Fund’s Summary Prospectuses:

The Fund’s primary benchmark index is the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

The following replaces the last paragraph under the “Goldman Sachs Managed Futures Strategy Fund—Summary—Principal Strategy” section in the Funds’ Prospectuses and the “Principal Strategy” section in the Managed Futures Strategy Fund’s Summary Prospectuses:

The Fund’s benchmark index is the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

The following sentence is added after the first sentence under the “Goldman Sachs Alternative Premia Fund—Summary—Performance” section in the Funds’ Prospectuses and the “Performance” section in the Alternative Premia Funds’ Summary Prospectuses:

As of July 29, 2021, the Fund’s primary benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. The Adviser believes that the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index is a more appropriate index in light of the forthcoming cessation of LIBOR.

The following sentence is added after the first sentence under the “Goldman Sachs Managed Futures Strategy Fund—Summary—Performance” sections in the Funds’ Prospectuses and the “Performance” section in the Managed Futures Strategy Funds’ Summary Prospectuses:

As of July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar One-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. The Adviser believes that the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index is a more appropriate index in light of the forthcoming cessation of LIBOR.

The following is added under the last row in the table under the “Goldman Sachs Alternative Premia Fund—Summary—Average Annual Total Return” section in the Funds’ Multi-Class Prospectus and in the “Average Annual Total Return” table under the “Performance” section in the Alternative Premia Fund’s Multi-Class Summary Prospectus:

ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)***	0.67%	1.20%	0.63%

***

Effective July 29, 2021, the Fund’s primary benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

The following is added under the last row in the table under the “Goldman Sachs Managed Futures Strategy Fund—Summary—Average Annual Total Return” section in the Funds’ Multi-Class Prospectus and in the “Average Annual Total Return” table under the “Performance” section in the Managed Futures Strategy Fund’s Multi-Class Summary Prospectus:

ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)***	0.67%	1.20%	0.63%

***

Effective July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar One-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

The following is added under the last row in the table under the “Goldman Sachs Alternative Premia Fund—Summary—Average Annual Total Return” section in the Funds’ Class P Prospectus and in the “Average Annual Total Return” table under the “Performance” section in the Alternative Premia Fund’s Class P Summary Prospectus:

ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)*	0.67%	1.62%

*

Effective July 29, 2021, the Fund’s primary benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

The following is added under the last row in the table under the “Goldman Sachs Managed Futures Strategy Fund—Summary—Average Annual Total Return” section in the Funds’ Class P Prospectus and in the “Average Annual Total Return” table under the “Performance” section in the Managed Futures Strategy Fund’s Class P Summary Prospectus:

ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)*	0.67%	1.62%

*

Effective July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar One-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

The following replaces the twelfth paragraph under the “Investment Management Approach—Principal Investment Strategies—Alternative Premia Fund” section in the Funds’ Prospectuses:

The Fund’s primary benchmark index is the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

The following replaces the tenth paragraph under the “Investment Management Approach—Principal Investment Strategies—Managed Futures Strategy Fund” section in the Funds’ Prospectuses:

The Fund’s benchmark index is the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

The following replaces the paragraph relating to the Alternative Premia Fund under the “Management Services—Portfolio Managers—Compensation” section in the Funds’ SAI:

Alternative Premia Fund: ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index, MSCI All Country World Index Investable Market Index (Net, USD, Unhedged) and Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Unhedged)

The following replaces the paragraph relating to the Managed Futures Strategy Fund under the “Management Services—Portfolio Managers—Compensation” section in the Funds’ SAI:

Managed Futures Strategy Fund: ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index

This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

SELSAT34STK-21